Pension Plans and Other Postretirement Benefits - Defined Benefit Plans Expected Benefit (Details) $ in Millions	Dec. 31, 2022 USD ($)
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
2023	$ 368
2024	369
2025	372
2026	369
2027	367
2028-2032	1,776
Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
2023	12
2024	12
2025	12
2026	12
2027	12
2028-2032	$ 59